Summary of the main accounting policies: (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fixtures and fittings [member]
Useful lives or depreciation rates, property, plant and equipment	10 to 20%	10 to 20%
Machinery [member]
Useful lives or depreciation rates, property, plant and equipment	10 to 20%	10 to 20%
Computer equipment [member]
Useful lives or depreciation rates, property, plant and equipment	33 to 20%	33 to 20%
Transportation equipment [Member]
Useful lives or depreciation rates, property, plant and equipment	20 to 25%	20 to 25%
Improvements to leased premises [Member]
Useful lives or depreciation rates, property, plant and equipment	10%	10%